September 19, 2001


VIA EDGARLINK
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re: Transamerica Life Insurance and Annuity Company and Transamerica Life Separate Account VA-1 (File No. 33-10914)

Dear Commissioner:

On behalf of Transamerica Life Insurance and Annuity Company and Transamerica Life Separate Account VA-1 ("separate account"), incorporated by reference is the semi-annual report of the underlying fund, American Funds' American Variable Insurance Series for filing with the Securities and Exchange Commission, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 ("Act").

         Filer:              American Legacy I and II
         File #:              811-03857
         Accession #:         729528-01-500011
         CIK #:               729528
         Filing Date:         9-10-2001

         Filer:              American Legacy III
         File #:              811-03857
         Accession #:         729528-01-500011
         CIK #:               729528
         Filing Date:         9-10-2001

This semi-annual report is for the period ending June 30, 2001, and has been transmitted to contract holders in accordance with Rule 30d-2 under the Act.

If you have any questions regarding this filing, please contact the undersigned at (213) 742-3126.

Very truly yours,



Susan Vivino
Second Vice President and
Assistant Secretary

cc:      R. Fink